Severance Pay (Details) - Schedule of amounts accrued and the portions funded, with severance pay funds and by the insurance policies - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amounts Accrued And The Portions Funded With Severance Pay Funds And By The Insurance Policies Abstract
Accrued severance pay	$ 1,930	$ 2,361
Severance pay fund	(1,914)	(2,325)
Unfunded balance	$ 16	$ 36